Summary of significant accounting policies (Effect of change in estimate) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effect of change in estimate:
Gross profit	$ 272,990,106	$ 242,165,556	$ 298,997,866
Net income	$ 66,482,107	$ 48,515,730	$ 126,356,264
Basic	$ 0.47	$ 0.32	$ 0.87
Diluted	$ 0.45	$ 0.29	$ 0.85
Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Percentage completion	40.60%
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Effect of change in estimate:
Gross profit	$ 52,100,000	$ 10,800,000	$ 54,300,000
Net income	$ 39,100,000	$ 8,100,000	$ 40,700,000
Basic	$ 0.27	$ 0.05	$ 0.28
Diluted	$ 0.27	$ 0.05	$ 0.27